Immaterial Correction of Errors - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Net loss	$ (7,169)				$ (3,834)	$ (24,541)	$ (14,691)
Error corrections during the period		$ 536	$ 31	$ 51			$ 578